Transactions with Related Parties, Pavimar (Details)	3 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended				26 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / d	Aug. 31, 2020 $ / d	Aug. 31, 2020 $ / d	Dec. 31, 2020 USD ($)	Aug. 31, 2020 $ / d	Dec. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / d
Transactions with Related Parties [Abstract]
Management fees to related party	$ 29,440				$ 930,500		$ 212,300	$ 111,480
Due from related party		$ 1,559,132			1,559,132		759,386		$ 759,386
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Management fees to related party	29,440				768,000		212,300	111,480
Due from related party		$ 1,559,132			$ 1,559,132		759,386		$ 759,386
Pavimar [Member] | Vessel Management Agreement - Magic P [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d			500						320
Pavimar [Member] | Vessel Management Agreement - Magic Sun [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d						500
Pavimar [Member] | Vessel Management Agreement - Magic Moon [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				500
Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d		600
Renewal term of agreement					5 years
Termination fee multiplier		4
Management fees to related party	$ 29,440				$ 768,000		$ 212,300	$ 111,480
Pavimar [Member] | Technical Management Agreements [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Term of agreement					5 years
Pavimar [Member] | Subcontracted Technical Management Agreement to Fleet Ship [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Term of agreement					6 months